Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance costs (Abstract)
Interest and Finance Costs
21.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2009	2010	2011
Interest on long-term debt (Note 15)	8,366	9,011	9,386
Interest on short-term borrowings (Note 14)	930	3,639	10,921
Amortization of financing fees (Note 12)	676	861	1,003
Bank commissions, commitment fees and other charges	1,826	4,416	7,439
Interest on lease payments (Note 22)	231	325	262
Capitalized interest (Note 8)	(1,774)	(901)	(1,147)
Total	10,255	17,351	27,864